CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (975)
Changes in assets and liabilities:
Net cash used in operating activities	(2,700)
Net cash used in operating activities	(2,700)
Cash flows from financing activities:
Proceeds from subordinated related party note	200,000
Net cash provided by (used in) financing activities	173,458
Net Change in Cash	170,758
Cash - Beginning of period	25,000
Cash - End of period	195,758	$ 25,000
BCP QUALTEK HOLDCO, LLC
Cash flows from operating activities:
Net loss	(98,087,000)	(67,794,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion of debt discount	46,474,000	40,103,000
Impairment of intangible assets, including goodwill	28,802,000	8,972,000
Amortization of debt issuance costs	3,090,000	2,269,000
Change in fair value of contingent consideration	7,081,000	6,149,000
Payments of acquisition related contingent consideration		(5,238,000)
Provision for bad debt expense	(3,619,000)	1,139,000
Gain on disposal of property and equipment	(729,000)	(130,000)
Changes in assets and liabilities:
Accounts receivable	52,524,000	(17,897,000)
Inventories	2,111,000	(296,000)
Prepaid expenses and other assets	(262,000)	(1,043,000)
Accounts payable and accrued liabilities	(16,244,000)	15,546,000
Contract liabilities	(3,525,000)	11,696,000
Net cash used in operating activities	13,457,000	(3,002,000)
Net cash used in operating activities	13,457,000	(3,002,000)
Net cash used in operating activities from continuing operations	14,557,000	(2,541,000)
Cash flows from investing activities:
Purchases of property and equipment	(4,808,000)	(3,153,000)
Proceeds from sale of property and equipment	881,000	378,000
Acquisitions of businesses, see Note 3		(76,342,000)
Net cash used in investing activities	3,963,000	79,609,000
Cash flows from financing activities:
Proceeds from line of credit, net of repayments	(13,283,000)	14,844,000
Proceeds from long-term debt		(100,000,000)
Payments for financing fees	(113,000)	(6,215,000)
Repayment of long-term debt	(9,564,000)	(8,691,000)
Proceeds from subordinated related party note		(25,100,000)
Repayment of subordinated related party note		(25,100,000)
Payments of acquisition related contingent consideration	(6,000,000)	(7,870,000)
Repayment of capital leases	(5,160,000)	(3,425,000)
Proceeds from issuance of preferred equity		25,000,000
Tax distributions to members		(1,197,000)
Net cash provided by (used in) financing activities	(9,712,000)	81,955,000
Effect of foreign currency exchange rate (translation) on cash	59,000	23,000
Net Change in Cash	(159,000)	(633,000)
Cash - Beginning of period	328,000	961,000
Cash - End of period	169,000	328,000
Supplemental disclosure of cash flow information:
Interest paid	$ 34,908,000	$ 30,185,000